Basis of preparation	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Basis of preparation
2. Basis of preparation
(1) Compliance with IFRS Accounting Standards
Toyota’s consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the IASB.
The consolidated financial statements were approved on June 25, 2024 by President, member of the Board of Directors Koji Sato and CFO, member of the Board of Directors Yoichi Miyazaki.
(2) Basis of measurement
Toyota’s consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities measured at fair value and assets and liabilities associated with defined benefit plans indicated in “3. Material accounting policies”.
(3) Functional currency and presentation currency
The consolidated financial statements are presented in Japanese yen, which is the functional currency of TMC. All financial information presented in Japanese yen has been rounded to the nearest million Japanese yen, except when otherwise indicated. Amounts may not sum to totals due to rounding.